UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21708

Dow 30SM Premium & Dividend Income Fund Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: 12/31

Date of reporting period: 3/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Dow 30SM Premium & Dividend Income Fund Inc. (DPD)

March 31, 2011

Shares	Description (1)	Value

	Common Stocks – 100.3%

	Aerospace & Defense – 9.8%

110,000	Boeing Company	$8,132,300

110,000	United Technologies Corporation	9,311,500
	Total Aerospace & Defense	17,443,800
	Beverages – 4.1%

110,000	Coca-Cola Company	7,298,500
	Chemicals – 3.4%

110,000	E.I. Du Pont de Nemours and Company	6,046,700
	Communications Equipment – 1.0%

110,000	Cisco Systems, Inc., (2)	1,886,500
	Computers & Peripherals – 2.5%

110,000	Hewlett-Packard Company	4,506,700
	Consumer Finance – 2.8%

110,000	American Express Company	4,972,000
	Diversified Financial Services – 3.7%

110,000	Bank of America Corporation	1,466,300

110,000	JP Morgan Chase & Co.	5,071,000
	Total Diversified Financial Services	6,537,300
	Diversified Telecommunication Services – 4.3%

110,000	AT&T Inc.	3,366,000

110,000	Verizon Communications Inc.	4,239,400
	Total Diversified Telecommunication Services	7,605,400
	Food & Staples Retailing – 3.2%

110,000	Wal-Mart Stores, Inc.	5,725,500
	Food Products – 1.9%

110,000	Kraft Foods Inc.	3,449,600
	Hotels, Restaurants & Leisure – 4.7%

110,000	McDonald’s Corporation	8,369,900
	Household Products – 3.8%

110,000	Procter & Gamble Company	6,776,000
	Industrial Conglomerates – 7.0%

110,000	3M Co.	10,285,000

110,000	General Electric Company	2,205,500
	Total Industrial Conglomerates	12,490,500
	Insurance – 3.7%

110,000	Travelers Companies, Inc.	6,542,800
	IT Services – 10.0%

110,000	International Business Machines Corporation (IBM)	17,937,700
	Machinery – 6.9%

110,000	Caterpillar Inc.	12,248,500
	Media – 2.6%

110,000	Walt Disney Company	4,739,900
	Metals & Mining – 1.1%

110,000	Alcoa Inc.	1,941,500

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Dow 30SM Premium & Dividend Income Fund Inc. (DPD) (continued)

March 31, 2011

Shares	Description (1)			Value

	Oil, Gas & Consumable Fuels – 11.8%

110,000	Chevron Corporation			$11,817,300

110,000	Exxon Mobil Corporation			9,254,300
	Total Oil, Gas & Consumable Fuels			21,071,600
	Pharmaceuticals – 6.9%

110,000	Johnson & Johnson			6,517,500

110,000	Merck & Company Inc.			3,631,100

110,000	Pfizer Inc.			2,234,100
	Total Pharmaceuticals			12,382,700
	Semiconductors & Equipment – 1.2%

110,000	Intel Corporation			2,218,700
	Software – 1.6%

110,000	Microsoft Corporation			2,789,600
	Specialty Retail – 2.3%

110,000	Home Depot, Inc.			4,076,600
	Total Common Stocks (cost $141,047,699)			179,058,000

Principal Amount (000)	Description	Coupon	Maturity	Value
	Short-Term Investments – 2.1%

	Euro Dollar Time Deposit – 1.0%

$1,734	State Street Bank Euro Dollar Time Deposit	0.010%	4/01/11	$1,734,252
	U.S. Government and Agency Obligations – 1.1%

2,000	U.S. Treasury Bills, (3)	0.000%	4/14/11	1,999,972
$3,734	Total Short-Term Investments (cost $3,733,808)			3,734,224
	Total Investments (cost $144,781,507) – 102.4%			182,792,224
	Other Assets Less Liabilities – (2.4)% (4)			(4,315,670)
	Net Assets – 100%			$178,476,554

Investments in Derivatives

Call Options Written outstanding at March 31, 2011:

Number of Contracts	Type	Notional Amount (5)	Expiration Date	Strike Price	Value

(500)	3M Company	$(4,658,500)	4/16/11	$93.1700	$(48,413)

(500)	Alcoa Inc.	(847,000)	4/16/11	16.9400	(53,563)

(500)	American Express Company	(2,304,500)	4/16/11	46.0900	(29,914)

(500)	AT&T Inc.	(1,438,000)	3/19/11	28.7600	(92,000)

(500)	Bank of America	(715,000)	4/16/11	14.3000	(4,796)

(500)	Boeing Company	(3,700,500)	4/16/11	74.0100	(88,219)

(500)	Caterpillar Inc.	(5,499,500)	4/16/11	109.9900	(184,801)

(500)	Chevron Corporation	(5,419,500)	4/16/11	108.3900	(87,783)

(500)	Cisco Systems Inc.	(945,000)	3/19/11	18.9000	—

(500)	Coca-Cola Company	(3,343,000)	4/16/11	66.8600	(7,341)

(500)	DuPont E.I. de Nemours and Company	(2,764,000)	4/16/11	55.2800	(57,041)

(500)	Exxon Mobile Corporation	(4,427,500)	3/19/11	88.5500	—

(500)	General Electric Company	(1,003,500)	4/16/11	20.0700	(23,608)

2	Nuveen Investments

Number of Contracts	Type	Notional Amount (5)	Expiration Date	Strike Price	Value

(500)	Hewlett-Packard Company	$(2,210,000)	4/16/11	$44.2000	$(6)

(500)	Home Depot, Inc.	(1,869,000)	4/16/11	37.3800	(29,544)

(500)	IBM Corporation	(8,240,500)	4/16/11	164.8100	(17,793)

(500)	Intel Corporation	(1,102,000)	4/16/11	22.0400	—

(500)	Johnson & Johnson	(3,125,500)	4/16/11	62.5100	—

(500)	JP Morgan Chase & Co.	(2,348,500)	4/16/11	46.9700	(8,204)

(500)	Kraft Food Inc.	(1,625,000)	4/16/11	32.5000	(5)

(500)	McDonald’s Corporation	(3,856,835)	4/16/11	77.1367	(7,077)

(500)	Merck & Co. Inc.	(1,671,500)	4/16/11	33.4300	(4,125)

(500)	Microsoft Corporation	(1,378,000)	3/19/11	27.5600	—

(500)	Pfizer Inc.	(973,500)	3/19/11	19.4700	(42,000)

(500)	Procter and Gamble Company	(3,247,000)	3/19/11	64.9400	—

(500)	The Travelers Companies Inc.	(3,055,500)	3/19/11	61.1100	—

(500)	United Technologies Corporation	(4,260,000)	3/19/11	85.2000	—

(500)	Verizon Communications Inc.	(1,832,500)	3/19/11	36.6500	(94,500)

(500)	Wal-Mart Stores Inc.	(2,682,500)	3/19/11	53.6500	—

(500)	Walt Disney Company	(2,134,000)	4/16/11	42.6800	(58,213)
(15,000)	Total Call Options Written (premium received $944,955)	$(82,677,335)			$(938,946)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$179,058,000	$—	$—	$179,058,000
Short-Term Investments	1,734,252	1,999,972	—	3,734,224
Derivatives:
Call Options Written	—	(938,946)	—	(938,946)
Total	$180,792,252	$1,061,026	$—	$181,853,278

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Dow 30SM Premium & Dividend Income Fund Inc. (DPD) (continued)

March 31, 2011

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$938,946

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments (excluding investments in derivatives) was $144,781,794.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$47,481,275
Depreciation	(9,470,845)
Net unrealized appreciation (depreciation) of investments	$38,010,430

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for call options written.

(4)	Other Assets Less Liabilities includes Value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

4	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dow 30SM Premium & Dividend Income Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011